Financial instruments - fair values and risk management - Exposure to credit risk and ECL for Trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ 45,442	$ 41,874
Credit risk | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	42,980
Credit risk | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ (1,431)
Credit risk | Aaa To A3
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Weighted average loss rate	0.02%
Credit risk | Aaa To A3 | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ 41,558
Credit risk | Aaa To A3 | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ (9)
Credit risk | Ca-C To Aa2
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Weighted average loss rate	100.00%
Credit risk | Ca-C To Aa2 | Cost
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ 1,422
Credit risk | Ca-C To Aa2 | Accumulated impairment
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Trade receivables	$ (1,422)